Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Malaysia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 47.0%
AMMB Holdings Bhd	5,804,537	$8,364,521
CIMB Group Holdings Bhd(a)	18,864,112	34,951,203
Hong Leong Bank Bhd	1,518,640	7,771,907
Malayan Banking Bhd	14,106,081	33,843,555
Public Bank Bhd(a)	33,783,700	35,580,813
RHB Bank Bhd	4,074,402	6,855,402
		127,367,401
Chemicals — 1.5%
Petronas Chemicals Group Bhd(a)	5,604,600	4,072,117
Construction & Engineering — 4.8%
Gamuda Bhd(a)	10,137,318	13,134,432
Diversified Telecommunication Services — 1.8%
Telekom Malaysia Bhd(a)	2,688,600	4,830,007
Electric Utilities — 7.2%
Tenaga Nasional Bhd(a)	6,125,612	19,551,017
Food Products — 9.4%
IOI Corp. Bhd	5,870,930	5,674,509
Kuala Lumpur Kepong Bhd(a)	1,172,989	5,733,667
Nestle Malaysia Bhd(a)	164,300	4,252,686
QL Resources Bhd	3,836,175	3,759,591
SD Guthrie Bhd	4,844,955	6,108,219
		25,528,672
Gas Utilities — 2.9%
Petronas Gas Bhd(a)	1,848,300	7,835,987
Health Care Providers & Services — 3.8%
IHH Healthcare Bhd(a)	5,158,600	10,317,908
Industrial Conglomerates — 2.9%
Sunway Bhd	5,857,100	7,736,307
Marine Transportation — 2.1%
MISC Bhd	3,127,220	5,688,717
Metals & Mining — 5.0%
Press Metal Aluminium Holdings Bhd	8,384,300	13,624,858
Security	Shares	Value
Multi-Utilities — 3.4%
YTL Corp. Bhd(a)	6,791,700	$3,508,158
YTL Power International Bhd(a)	7,089,880	5,603,292
		9,111,450
Specialty Retail — 2.3%
MR DIY Group M Bhd(a)(b)	7,744,600	2,831,981
Petronas Dagangan Bhd	696,000	3,341,887
		6,173,868
Wireless Telecommunication Services — 5.7%
Axiata Group Bhd	6,435,600	3,759,660
CELCOMDIGI Bhd	8,218,700	6,523,251
Maxis Bhd	5,489,000	5,305,437
		15,588,348
Total Long-Term Investments — 99.8% (Cost: $157,662,687)		270,561,089
Short-Term Securities
Money Market Funds — 15.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(c)(d)(e)	41,662,748	41,683,579
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(c)(d)	340,000	340,000
Total Short-Term Securities — 15.5% (Cost: $42,023,580)		42,023,579
Total Investments — 115.3% (Cost: $199,686,267)		312,584,668
Liabilities in Excess of Other Assets — (15.3)%		(41,563,145)
Net Assets — 100.0%		$271,021,523

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,793,810	$37,889,799 (a)	$—	$(30)	$—	$416,835,579	41,662,748	$129,234 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	310,000	30,000 (a)	—	—	—	340,000	340,000	3,573	—
				$(30)	$—	$42,023,579		$132,807	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Malaysia ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	5	12/19/25	$344	$(674)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$29,960,715	$240,600,374	$—	$270,561,089
Short-Term Securities
Money Market Funds	42,023,579	—	—	42,023,579
	$71,984,294	$240,600,374	$—	$312,584,668
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(674)	$—	$—	$(674)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.